Digital assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Digital assets [abstract]
Unrealized loss gain in change in fair value of digital assets	$ (906,364)	$ 913,625	$ (2,151,307)	$ 194,798
Invested in additional digital assets			4,288,191
Digital assets sold			64,669
Gross proceeds			68,980
Gain on sale of digital assets	$ 0	$ 35,720	$ 4,311	$ 104,013